Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41858
Entity Registrant Name	Okeanis Eco Tankers Corp.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	c/o OET Chartering Inc.
Entity Address, Address Line Two	Ethnarchou Makariou Ave. & 2 D. Falireos St.
Entity Address, Postal Zip Code	185 47
Entity Address, City or Town	N. Faliro
Entity Address, Country	GR
Title of 12(b) Security	Shares of Common Stock, par value $0.001 per share
Trading Symbol	ECO
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	35,433,544
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001964954
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Auditor Firm ID	1163
Business Contact
Document and Entity Information
Contact Personnel Name	Iraklis Sbarounis
Entity Address, Address Line One	Ethnarchou Makariou Ave. & 2 D. Falireos St.
Entity Address, Postal Zip Code	185 47
Entity Address, City or Town	N. Faliro
Entity Address, Country	GR
City Area Code	+30
Local Phone Number	210 480 4200
Contact Personnel Email Address	ir@okeanisecotankers.com